FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-2981

   First Investors Special Bond Fund, Inc.
  (Exact name of registrant as specified in charter)


   95 Wall Street
   New York, NY 10005
  (Address of principle executive offices)


   Joseph I. Benedek
   First Investors Management Company, Inc.
   Raritan Plaza I
   Edison, NJ 08837-3620
  (Name and address of agent for service)


Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 12/31/2005

Date of reporting period: 7/1/2004 - 6/30/2005

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   Item 1. Proxy Voting Record

   ISSUER NAME    TICKER    CUSIP    MTG    DATE    MTG    TYPE

           Proposal Type Voted? Vote For/Agnst Mgmt

   ICG Communications, INC. ICGC  449246206  10/15/04  Special
   1.00   Approve Merger/Acquisition 		MGMT YES FOR FOR

   Ingles Markets Inc IMKTA  457030104  3/29/05  Annual
   1.01   Elect Charles L. Gaither Jr. 		MGMT YES FOR FOR
   1.02   Elect Robert P. Ingle 		MGMT YES FOR FOR

   Viatel Holding (Bermuda)   G93447103  12/8/04  Annual
   1.00   Approve Financial Statements 		MGMT YES FOR FOR
   2.00   Appoint Outside Auditors 		MGMT YES FOR FOR
   3.00   Set Auditors' Fees 			MGMT YES FOR FOR
   4.00   Elect S. Dennis N. Belcher		MGMT YES FOR FOR
   5.00   Elect Thomas Doster 			MGMT YES FOR FOR
   6.00   Elect Leslie Goodman 			MGMT YES FOR FOR
   7.00   Elect Edward Greenberg 		MGMT YES FOR FOR
   8.00   Elect Kevin P. Power			MGMT YES FOR FOR
   9.00   Elect Lucy Woods 			MGMT YES FOR FOR

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors Special Bond Fund, Inc.
       (Registrant)


By: /S/ KATHRYN S. HEAD
        Kathryn S. Head
        President and Principal Executive Officer

Date:   August 25, 2005